ACCOUNTS PAYABLE AND ACCRUED EXPENSES	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE F – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses consists of the following at September 30, 2022 and December 31, 2021:

	September 30,	December 31,
	2022	2021
Accounts payable	$1,400,791	$1,344,631
Accrued interest	6,107,347	5,422,526
Accrued CEO compensation	837,000	874,500
Accrued CarbonMeta Research, Ltd Board of Directors fees	53,195	-
Accrued payroll	110,335	111,368
Deferred compensation to Chief Technology Officer of Company subsidiary, CoroWare Technologies, Inc.	230,993	230,993
Payroll taxes payable	1,998,735	1,998,735
Commissions payable	221,188	221,188
Accrued consulting fees relating to the Mutual Release and Settlement Agreement dated July 19, 2021 with Y.A. Global Investments, LP (Note H)	50,000	350,000
Accrued dividends on Series B Preferred Stock	15,969	15,969
License fee payable to Ecomena Limited	27,247	-
Other	47,316	71,954
Total	$11,100,116	$10,641,864

CARBONMETA TECHNOLOGIES, INC. AND SUBSIDIARIES

Notes to the Condensed Consolidated Financial Statements

For the three and nine months ended September 30, 2022 and 2021

(Unaudited)

The accounts payable of $1,400,791 at September 30, 2022, which largely relate to year 2016 and prior, are liabilities of:

September 30,
2022
CarbonMeta Technologies, Inc.	$197,657
CoroWare Technologies, Inc.	1,156,327
CoroWare Robotics Solutions, Inc.	34,353
Carbon Source, Inc.	3,197
AriCon, LLC	9,257
Total	$1,400,791

The payroll taxes payable of $1,998,735 and commissions payable of $221,188 at September 30, 2022, which substantially all relate to year 2016 and prior, are all liabilities of CoroWare Technologies, Inc. On October 28, 2021, the Company CEO submitted an Offer in Compromise with the Internal Revenue Service to satisfy the trust fund portion (approximately $1,400,000) of the liability for $534,457 and paid $106,891 to the Internal Revenue Service with the offer. To date, the Internal Revenue Service has not yet accepted or declined this Offer in Compromise.

NOTE F – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses consists of the following at December 31, 2021 and 2020:

	December 31,	December 31,
	2021	2020
Accounts payable	$1,344,631	$1,327,167
Accrued interest	5,422,526	7,012,529
Accrued CEO compensation	874,500	750,000
Accrued payroll	111,368	111,368
Deferred compensation to Chief Technology Officer of Company subsidiary, CoroWare Technologies, Inc.	230,993	230,993
Payroll taxes payable	1,998,735	2,104,551
Commissions payable	221,188	221,188
Accrued consulting fees relating to the Mutual Release and Settlement Agreement dated July 19, 2021 with Y.A. Global Investments, LP (Note H)	350,000	-
Accrued dividends on Series B Preferred Stock	15,969	15,969
Credit cards payable	-	81,048
Other	71,954	89,561
Total	$10,641,864	$11,944,374

The accounts payable of $1,344,631 at December 31, 2021, which substantially all relate to year 2016 and prior, are liabilities of:

December 31,
2021
CarbonMeta Technologies, Inc.	$139,409
CoroWare Technologies, Inc.	1,156,327
CoroWare Robotics Solutions, Inc.	34,353
CoroWare Treasury, Inc.	5,285
AriCon, LLC	9,257
Total	$1,344,631

The payroll taxes payable of $1,998,735 and commissions payable of $221,188 at December 31, 2021, which also substantially all relate to year 2016 and prior, are all liabilities of CoroWare Technologies, Inc. On October 28, 2021, the Company CEO submitted an Offer in Compromise with the Internal Revenue Service to satisfy the trust fund portion (approximately $1,400,000) of the liability for $534,457 and paid $106,891 to the Internal Revenue Service with the offer. To date, the Internal Revenue Service has not yet accepted or declined this Offer in Compromise.